First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.7%
36,351	Ducommun, Inc. (a)	$1,581,632
14,049	National Presto Industries, Inc.	1,017,991
		2,599,623
	Air Freight & Logistics — 0.4%
97,009	Radiant Logistics, Inc. (a)	548,101
	Banks — 19.3%
47,639	Amalgamated Financial Corp.	820,344
40,659	Bar Harbor Bankshares	960,772
29,690	BayCom Corp.	570,345
63,231	Business First Bancshares, Inc.	1,186,214
36,012	Capital City Bank Group, Inc.	1,074,238
28,905	Coastal Financial Corp. (a)	1,240,313
24,494	Codorus Valley Bancorp, Inc.	456,568
115,044	CrossFirst Bankshares, Inc. (a)	1,160,794
18,045	Esquire Financial Holdings, Inc.	824,476
28,915	First Financial Corp.	977,616
31,481	Five Star Bancorp	631,509
18,722	FS Bancorp, Inc.	552,299
23,729	Great Southern Bancorp, Inc.	1,137,094
35,028	HBT Financial, Inc.	638,911
163,890	Heritage Commerce Corp.	1,388,148
41,932	HomeTrust Bancshares, Inc.	908,666
56,187	Independent Bank Corp.	1,030,470
176,695	Kearny Financial Corp.	1,224,496
16,756	MainStreet Bancshares, Inc.	344,168
39,534	Mercantile Bank Corp.	1,221,996
38,291	MidWestOne Financial Group, Inc.	778,456
31,394	MVB Financial Corp.	708,876
17,488	Northeast Bank	771,221
40,160	Northeast Community Bancorp, Inc.	592,762
14,994	Northrim BanCorp, Inc.	594,062
17,775	Oak Valley Bancorp (b)	445,797
107,865	Old Second Bancorp, Inc.	1,468,043
11,509	Orange County Bancorp, Inc. (b)	496,843
13,062	Plumas Bancorp	445,937
35,287	Sierra Bancorp	669,041
32,670	South Plains Financial, Inc.	863,795
25,532	Southern Missouri Bancorp, Inc.	987,833
21,717	Timberland Bancorp, Inc.	588,531
79,062	Univest Financial Corp.	1,374,098
		29,134,732
	Biotechnology — 1.0%
90,570	Cullinan Oncology, Inc. (a)	819,658
83,620	Voyager Therapeutics, Inc. (a)	648,055
		1,467,713
Shares	Description	Value

	Capital Markets — 1.5%
79,620	Bridge Investment Group Holdings, Inc., Class A	$732,504
7,901	Diamond Hill Investment Group, Inc.	1,331,872
82,709	Heritage Global, Inc. (a)	258,052
		2,322,428
	Chemicals — 1.6%
73,094	American Vanguard Corp.	798,918
19,618	Core Molding Technologies, Inc. (a)	558,917
70,442	FutureFuel Corp.	505,069
25,070	Intrepid Potash, Inc. (a)	630,761
		2,493,665
	Commercial Services & Supplies — 3.9%
78,342	CECO Environmental Corp. (a)	1,251,122
60,105	Liquidity Services, Inc. (a)	1,059,050
82,481	Quad Graphics, Inc. (a)	414,880
56,012	Viad Corp. (a)	1,467,514
35,055	VSE Corp.	1,768,174
		5,960,740
	Communications Equipment — 0.8%
30,693	Aviat Networks, Inc. (a)	957,622
32,586	Cambium Networks Corp. (a)	238,855
		1,196,477
	Construction & Engineering — 1.1%
26,566	Limbach Holdings, Inc. (a)	842,939
26,865	Northwest Pipe Co. (a)	810,517
		1,653,456
	Consumer Finance — 1.4%
12,389	Atlanticus Holdings Corp. (a)	375,511
139,775	EZCORP, Inc., Class A (a)	1,153,144
24,015	Regional Management Corp.	664,735
		2,193,390
	Containers & Packaging — 1.2%
98,751	Myers Industries, Inc.	1,770,605
	Diversified Consumer Services — 1.1%
35,733	Carriage Services, Inc.	1,009,457
76,556	Lincoln Educational Services Corp. (a)	646,898
		1,656,355
	Diversified REITs — 0.5%
42,875	One Liberty Properties, Inc.	809,051
	Diversified Telecommunication Services — 0.8%
53,908	IDT Corp., Class B (a)	1,188,671

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 0.6%
58,331	Genie Energy Ltd., Class B	$859,216
	Electrical Equipment — 2.9%
37,764	Allient, Inc.	1,167,663
71,537	LSI Industries, Inc.	1,136,007
24,501	Powell Industries, Inc.	2,031,133
		4,334,803
	Electronic Equipment, Instruments & Components — 4.4%
26,826	Bel Fuse, Inc., Class B	1,280,137
10,664	Climb Global Solutions, Inc.	458,659
66,328	Kimball Electronics, Inc. (a)	1,816,061
66,800	ScanSource, Inc. (a)	2,024,708
33,751	Vishay Precision Group, Inc. (a)	1,133,358
		6,712,923
	Energy Equipment & Services — 4.0%
53,021	DMC Global, Inc. (a)	1,297,424
25,591	Forum Energy Technologies, Inc. (a)	614,696
36,533	KLX Energy Services Holdings, Inc. (a) (b)	432,916
61,735	Mammoth Energy Services, Inc. (a)	286,450
37,602	Ranger Energy Services, Inc.	533,196
77,673	Solaris Oilfield Infrastructure, Inc., Class A	827,994
312,809	TETRA Technologies, Inc. (a)	1,995,722
		5,988,398
	Entertainment — 1.3%
56,925	Sciplay Corp., Class A (a)	1,296,182
98,257	Vivid Seats, Inc., Class A (a)	630,810
		1,926,992
	Financial Services — 1.7%
62,876	NewtekOne, Inc. (b)	927,421
14,829	Ocwen Financial Corp. (a)	383,774
249,801	UWM Holdings Corp. (b)	1,211,535
		2,522,730
	Ground Transportation — 0.4%
113,170	Daseke, Inc. (a)	580,562
	Health Care Equipment & Supplies — 0.8%
196,952	OraSure Technologies, Inc. (a)	1,167,925
	Health Care Providers & Services — 0.7%
341,291	Community Health Systems, Inc. (a)	989,744
Shares	Description	Value

	Hotels, Restaurants & Leisure — 4.2%
24,756	Bluegreen Vacations Holding Corp.	$908,050
148,794	Denny’s Corp. (a)	1,260,285
72,515	El Pollo Loco Holdings, Inc.	649,009
65,709	Inspired Entertainment, Inc. (a)	785,880
7,443	Nathan’s Famous, Inc.	525,923
67,018	ONE Group Hospitality (The), Inc. (a)	368,599
64,495	Potbelly Corp. (a)	503,061
23,250	RCI Hospitality Holdings, Inc.	1,410,345
		6,411,152
	Household Durables — 0.4%
30,023	Landsea Homes Corp. (a)	269,907
18,977	Legacy Housing Corp. (a)	368,343
		638,250
	Household Products — 1.3%
25,558	Central Garden & Pet Co. (a)	1,128,130
13,693	Oil-Dri Corp. of America	845,543
		1,973,673
	Insurance — 1.7%
121,538	Ambac Financial Group, Inc. (a)	1,465,748
72,395	Greenlight Capital Re Ltd., Class A (a)	777,523
49,975	Kingsway Financial Services, Inc. (a)	377,311
		2,620,582
	Interactive Media & Services — 0.1%
19,711	Travelzoo (a)	114,915
	IT Services — 1.3%
66,444	Hackett Group (The), Inc.	1,567,414
80,766	Information Services Group, Inc.	353,755
		1,921,169
	Leisure Products — 1.5%
17,782	Johnson Outdoors, Inc., Class A	972,498
32,363	Marine Products Corp.	459,878
40,833	MasterCraft Boat Holdings, Inc. (a)	907,309
		2,339,685
	Machinery — 2.8%
61,660	Douglas Dynamics, Inc.	1,860,899
27,806	Gencor Industries, Inc. (a)	392,899
28,449	Mayville Engineering Co., Inc. (a)	312,085
30,706	Miller Industries, Inc.	1,203,982
22,088	Park-Ohio Holdings Corp.	439,772
		4,209,637

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine Transportation — 1.4%
114,037	Genco Shipping & Trading Ltd.	$1,595,378
92,247	Pangaea Logistics Solutions Ltd. (b)	542,412
		2,137,790
	Media — 0.6%
162,454	Entravision Communications Corp., Class A	592,957
32,341	Townsquare Media, Inc., Class A	282,014
		874,971
	Metals & Mining — 4.7%
126,169	Gatos Silver, Inc. (a)	653,555
34,156	Haynes International, Inc.	1,588,937
26,283	Olympic Steel, Inc.	1,477,368
95,399	Ramaco Resources, Inc., Class A	1,048,435
224,694	SunCoke Energy, Inc.	2,280,644
		7,048,939
	Mortgage REITs — 0.3%
42,809	AFC Gamma, Inc.	502,578
	Oil, Gas & Consumable Fuels — 9.5%
96,184	Amplify Energy Corp. (a)	706,952
180,650	Berry Corp.	1,481,330
34,557	Centrus Energy Corp., Class A (a)	1,961,455
189,512	Crescent Energy, Inc., Class A (b)	2,395,432
81,219	Evolution Petroleum Corp.	555,538
65,794	Hallador Energy Co. (a)	948,750
152,246	Overseas Shipholding Group, Inc., Class A (a)	668,360
40,588	REX American Resources Corp. (a)	1,652,743
115,299	Ring Energy, Inc. (a)	224,833
84,294	SandRidge Energy, Inc.	1,320,044
285,645	VAALCO Energy, Inc.	1,253,982
259,358	W&T Offshore, Inc. (a)	1,135,988
		14,305,407
	Paper & Forest Products — 1.1%
44,836	Clearwater Paper Corp. (a)	1,625,305
	Pharmaceuticals — 1.6%
249,793	Assertio Holdings, Inc. (a)	639,470
168,625	Omeros Corp. (a) (b)	492,385
54,561	Phibro Animal Health Corp., Class A	696,744
104,883	SIGA Technologies, Inc.	550,636
		2,379,235
Shares	Description	Value

	Professional Services — 2.5%
18,055	Barrett Business Services, Inc.	$1,629,283
18,784	CRA International, Inc.	1,892,676
15,192	RCM Technologies, Inc. (a)	296,852
		3,818,811
	Real Estate Management & Development — 0.6%
38,532	RMR Group (The), Inc., Class A	944,805
	Retail REITs — 0.8%
126,208	Whitestone REIT	1,215,383
	Semiconductors & Semiconductor Equipment — 1.8%
123,944	ACM Research, Inc., Class A (a)	2,244,006
30,657	inTEST Corp. (a)	465,067
		2,709,073
	Software — 0.2%
16,856	CoreCard Corp. (a)	337,120
	Specialty Retail — 2.8%
109,827	Arhaus, Inc. (a)	1,021,391
60,232	Big 5 Sporting Goods Corp. (b)	422,226
35,075	Build-A-Bear Workshop, Inc.	1,031,556
36,032	Haverty Furniture Cos., Inc.	1,037,001
27,731	OneWater Marine, Inc., Class A (a)	710,468
		4,222,642
	Technology Hardware, Storage & Peripherals — 0.7%
43,516	CompoSecure, Inc. (a) (b)	280,678
183,358	Eastman Kodak Co. (a)	771,937
		1,052,615
	Trading Companies & Distributors — 2.7%
36,797	DXP Enterprises, Inc. (a)	1,285,687
104,689	Hudson Technologies, Inc. (a)	1,392,364
54,120	Titan Machinery, Inc. (a)	1,438,509
		4,116,560
	Water Utilities — 1.5%
25,201	Artesian Resources Corp., Class A	1,058,190
40,122	Consolidated Water Co., Ltd.	1,141,070
		2,199,260
	Wireless Telecommunication Services — 0.8%
53,569	Spok Holdings, Inc.	764,430
382,133	Tingo Group, Inc. (a) (b)	391,686
		1,156,116
	Total Common Stocks	150,953,973
	(Cost $155,914,103)

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,289,194	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (c) (d)	$1,289,194
	(Cost $1,289,194)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.5%
$3,793,765	BNP Paribas S.A., 5.20% (c), dated 09/29/23, due 10/02/23, with a maturity value of $3,795,409. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $3,869,231. (d)	3,793,765
	(Cost $3,793,765)

	Total Investments — 103.3%	156,036,932
	(Cost $160,997,062)
	Net Other Assets and Liabilities — (3.3)%	(5,024,043)
	Net Assets — 100.0%	$151,012,889

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $4,935,892 and the total value of the collateral held by the Fund is $5,082,959.

(c)	Rate shown reflects yield as of September 30, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 150,953,973	$ 150,953,973	$ —	$ —
Money Market Funds	1,289,194	1,289,194	—	—
Repurchase Agreements	3,793,765	—	3,793,765	—
Total Investments	$156,036,932	$152,243,167	$3,793,765	$—

*	See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Automobiles — 1.9%
6,365,897	Ford Motor Co.	$79,064,441
	Banks — 17.1%
245,119	Associated Banc-Corp.	4,193,986
102,179	Atlantic Union Bankshares Corp.	2,940,712
129,297	Bank OZK	4,793,040
252,199	Cadence Bank	5,351,663
88,070	Cathay General Bancorp	3,061,313
3,250,820	Citigroup, Inc.	133,706,227
957,217	Citizens Financial Group, Inc.	25,653,416
482,806	Columbia Banking System, Inc.	9,800,962
261,714	Comerica, Inc.	10,874,217
196,730	CVB Financial Corp.	3,259,816
166,174	East West Bancorp, Inc.	8,759,031
1,100,756	Fifth Third Bancorp	27,882,149
236,424	First Hawaiian, Inc.	4,267,453
877,721	First Horizon Corp.	9,672,485
217,144	First Interstate BancSystem, Inc., Class A	5,415,571
498,900	FNB Corp.	5,383,131
163,823	Glacier Bancorp, Inc.	4,668,955
2,670,869	Huntington Bancshares, Inc.	27,777,038
58,699	Independent Bank Corp.	2,881,534
2,253,453	KeyCorp	24,247,154
230,777	M&T Bank Corp.	29,181,752
1,349,179	New York Community Bancorp, Inc.	15,299,690
355,959	Old National Bancorp	5,175,644
681,254	PNC Financial Services Group (The), Inc.	83,637,554
1,620,808	Regions Financial Corp.	27,877,898
193,092	Simmons First National Corp., Class A	3,274,840
236,590	Synovus Financial Corp.	6,577,202
3,037,556	Truist Financial Corp.	86,904,477
2,416,277	U.S. Bancorp	79,882,118
217,468	United Bankshares, Inc.	5,999,942
133,653	United Community Banks, Inc.	3,396,123
675,301	Valley National Bancorp	5,780,576
218,747	Webster Financial Corp.	8,817,691
227,302	Zions Bancorp N.A.	7,930,567
		694,325,927
	Biotechnology — 8.6%
2,337,398	AbbVie, Inc.	348,412,546
	Capital Markets — 2.0%
306,681	Carlyle Group (The), Inc.	9,249,499
29,217	Cohen & Steers, Inc.	1,831,614
427,564	Franklin Resources, Inc.	10,509,523
247,136	Janus Henderson Group PLC	6,381,051
Shares	Description	Value

	Capital Markets (Continued)
266,831	Northern Trust Corp.	$18,539,418
320,283	T. Rowe Price Group, Inc.	33,588,078
		80,099,183
	Chemicals — 2.0%
148,342	Eastman Chemical Co.	11,380,798
379,381	International Flavors & Fragrances, Inc.	25,862,403
414,747	LyondellBasell Industries N.V., Class A	39,276,541
65,550	Scotts Miracle-Gro (The) Co.	3,387,624
		79,907,366
	Construction & Engineering — 0.1%
298,577	MDU Resources Group, Inc.	5,846,138
	Consumer Finance — 0.3%
420,111	Ally Financial, Inc.	11,208,561
117,553	Navient Corp.	2,024,263
		13,232,824
	Consumer Staples Distribution & Retail — 1.1%
1,978,989	Walgreens Boots Alliance, Inc.	44,012,715
	Containers & Packaging — 0.4%
7,296	Greif, Inc., Class B	485,622
101,208	Packaging Corp. of America	15,540,488
		16,026,110
	Diversified Telecommunication Services — 8.3%
10,460,738	Verizon Communications, Inc.	339,032,519
	Electric Utilities — 8.7%
92,735	ALLETE, Inc.	4,896,408
118,827	Avangrid, Inc.	3,585,010
1,176,837	Duke Energy Corp.	103,867,634
543,565	Edison International	34,402,229
314,226	Entergy Corp.	29,065,905
343,964	Evergy, Inc.	17,438,975
788,366	FirstEnergy Corp.	26,946,350
297,962	NRG Energy, Inc.	11,477,496
324,839	OGE Energy Corp.	10,826,884
169,266	Pinnacle West Capital Corp.	12,471,519
1,501,727	Southern (The) Co.	97,191,771
		352,170,181
	Financial Services — 0.3%
906,744	Western Union (The) Co.	11,950,886
	Gas Utilities — 0.5%
88,072	Southwest Gas Holdings, Inc.	5,320,430
84,437	Spire, Inc.	4,777,445
409,434	UGI Corp.	9,416,982
		19,514,857

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.1%
101,029	Bloomin’ Brands, Inc.	$2,484,303
50,100	Cracker Barrel Old Country Store, Inc.	3,366,720
		5,851,023
	Household Durables — 0.4%
92,509	MDC Holdings, Inc.	3,814,146
90,392	Whirlpool Corp.	12,085,410
		15,899,556
	Industrial Conglomerates — 2.3%
1,014,017	3M Co.	94,932,272
	Insurance — 3.1%
377,431	Fidelity National Financial, Inc.	15,587,900
354,639	Lincoln National Corp.	8,756,037
689,899	MetLife, Inc.	43,401,546
630,508	Prudential Financial, Inc.	59,828,904
		127,574,387
	IT Services — 4.6%
1,326,998	International Business Machines Corp.	186,177,819
	Leisure Products — 0.3%
163,028	Hasbro, Inc.	10,782,672
	Metals & Mining — 0.3%
70,375	Arch Resources, Inc.	12,010,197
	Multi-Utilities — 0.3%
137,993	Avista Corp.	4,466,834
101,505	Black Hills Corp.	5,135,138
100,586	Northwestern Energy Group, Inc.	4,834,163
		14,436,135
	Oil, Gas & Consumable Fuels — 17.4%
2,102,493	Chevron Corp.	354,522,370
54,472	CVR Energy, Inc.	1,853,682
1,125,860	Devon Energy Corp.	53,703,522
132,007	HF Sinclair Corp.	7,515,158
875,055	ONEOK, Inc.	55,504,739
538,413	Phillips 66	64,690,322
421,580	Pioneer Natural Resources Co.	96,773,689
2,099,755	Williams (The) Cos., Inc.	70,740,746
		705,304,228
	Pharmaceuticals — 7.2%
8,777,768	Pfizer, Inc.	291,158,565
	Professional Services — 0.1%
64,028	ManpowerGroup, Inc.	4,694,533
	Specialty Retail — 0.7%
28,907	Advance Auto Parts, Inc.	1,616,768
Shares	Description	Value

	Specialty Retail (Continued)
316,482	Best Buy Co., Inc.	$21,986,005
219,306	Foot Locker, Inc.	3,804,959
		27,407,732
	Technology Hardware, Storage & Peripherals — 0.1%
217,130	Xerox Holdings Corp.	3,406,770
	Textiles, Apparel & Luxury Goods — 0.1%
54,983	Carter’s, Inc.	3,802,074
	Tobacco — 11.5%
5,024,345	Altria Group, Inc.	211,273,707
2,746,622	Philip Morris International, Inc.	254,282,265
		465,555,972

	Total Investments — 99.8%	4,052,589,628
	(Cost $4,354,447,681)
	Net Other Assets and Liabilities — 0.2%	9,982,100
	Net Assets — 100.0%	$4,062,571,728

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,052,589,628	$ 4,052,589,628	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.0%
412,612	Leonardo DRS, Inc. (a)	$6,890,620
	Air Freight & Logistics — 0.2%
18,733	GXO Logistics, Inc. (a)	1,098,691
	Automobile Components — 0.7%
126,882	Mobileye Global, Inc., Class A (a)	5,271,947
	Automobiles — 2.0%
597,269	Rivian Automotive, Inc., Class A (a)	14,501,691
	Beverages — 0.1%
26,665	Vita Coco (The) Co., Inc. (a)	694,357
	Biotechnology — 6.2%
18,544	Apellis Pharmaceuticals, Inc. (a)	705,414
15,232	Arcellx, Inc. (a)	546,524
53,509	Legend Biotech Corp., ADR (a)	3,594,199
15,095	Morphic Holding, Inc. (a)	345,826
42,743	Regeneron Pharmaceuticals, Inc. (a)	35,175,779
17,195	REVOLUTION Medicines, Inc. (a)	475,958
121,538	Roivant Sciences Ltd. (a)	1,419,564
29,562	Vaxcyte, Inc. (a)	1,507,071
		43,770,335
	Building Products — 7.5%
23,523	AZEK (The) Co., Inc. (a)	699,574
923,398	Carrier Global Corp.	50,971,569
67,126	Hayward Holdings, Inc. (a)	946,477
40,219	Masterbrand, Inc. (a)	488,661
		53,106,281
	Capital Markets — 0.7%
11,696	AssetMark Financial Holdings, Inc. (a)	293,336
61,378	Blue Owl Capital Corp. (b)	850,085
34,413	StepStone Group, Inc., Class A	1,086,762
97,388	TPG, Inc.	2,933,327
		5,163,510
	Commercial Services & Supplies — 0.1%
50,635	ACV Auctions, Inc., Class A (a)	768,639
	Communications Equipment — 0.1%
20,480	Extreme Networks, Inc. (a)	495,821
	Construction Materials — 0.1%
17,818	Knife River Corp. (a)	870,053
Shares	Description	Value

	Consumer Staples Distribution & Retail — 0.1%
23,506	Maplebear, Inc. (a) (b)	$697,893
	Diversified Consumer Services — 1.5%
65,415	Duolingo, Inc. (a)	10,850,386
	Electric Utilities — 3.9%
253,231	Constellation Energy Corp.	27,622,438
	Electrical Equipment — 1.5%
118,958	Array Technologies, Inc. (a)	2,639,678
11,906	Atkore, Inc. (a)	1,776,256
27,890	Fluence Energy, Inc. (a)	641,191
75,685	NEXTracker, Inc., Class A (a)	3,039,510
59,929	Vertiv Holdings Co.	2,229,359
		10,325,994
	Electronic Equipment, Instruments & Components — 1.0%
11,206	Insight Enterprises, Inc. (a)	1,630,473
170,584	Vontier Corp.	5,274,457
		6,904,930
	Energy Equipment & Services — 4.1%
31,498	Atlas Energy Solutions, Inc., Class A	700,200
795,027	Baker Hughes Co.	28,080,354
		28,780,554
	Entertainment — 2.2%
111,016	Endeavor Group Holdings, Inc., Class A	2,209,218
97,134	ROBLOX Corp., Class A (a)	2,813,001
959,629	Warner Bros Discovery, Inc. (a)	10,421,571
		15,443,790
	Financial Services — 3.0%
144,119	Block, Inc. (a)	6,378,707
100,155	Corebridge Financial, Inc.	1,978,061
25,197	Enact Holdings, Inc.	686,114
18,943	Flywire Corp. (a)	604,092
28,538	Remitly Global, Inc. (a)	719,729
311,388	Rocket Cos., Inc., Class A (a) (b)	2,547,154
12,925	Shift4 Payments, Inc., Class A (a)	715,657
421,772	Toast, Inc., Class A (a)	7,899,790
		21,529,304
	Ground Transportation — 8.3%
1,287,296	Uber Technologies, Inc. (a)	59,202,743
	Health Care Equipment & Supplies — 4.6%
220,921	Bausch + Lomb Corp. (a)	3,744,611

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
358,151	GE HealthCare Technologies, Inc.	$24,368,594
15,325	Glaukos Corp. (a)	1,153,206
17,365	Shockwave Medical, Inc. (a)	3,457,372
		32,723,783
	Health Care Providers & Services — 0.7%
67,428	HealthEquity, Inc. (a)	4,925,615
	Hotels, Restaurants & Leisure — 13.2%
407,751	Airbnb, Inc., Class A (a)	55,947,515
216,786	DoorDash, Inc., Class A (a)	17,227,983
674,816	DraftKings, Inc., Class A (a)	19,866,583
30,885	Life Time Group Holdings, Inc. (a)	469,761
		93,511,842
	Insurance — 0.9%
19,768	F&G Annuities & Life, Inc.	554,690
122,943	Ryan Specialty Holdings, Inc. (a)	5,950,441
		6,505,131
	IT Services — 2.9%
52,636	Cloudflare, Inc., Class A (a)	3,318,173
72,095	Kyndryl Holdings, Inc. (a)	1,088,635
103,847	Snowflake, Inc., Class A (a)	15,864,706
21,351	Squarespace, Inc., Class A (a)	618,539
		20,890,053
	Machinery — 5.4%
8,944	Crane Co.	794,585
75,920	Esab Corp.	5,331,102
259,376	Otis Worldwide Corp.	20,830,487
350,153	Symbotic, Inc. (a) (b)	11,705,615
		38,661,789
	Oil, Gas & Consumable Fuels — 0.7%
29,534	Civitas Resources, Inc.	2,388,415
178,265	Permian Resources Corp.	2,488,579
		4,876,994
	Personal Care Products — 2.3%
103,506	BellRing Brands, Inc. (a)	4,267,552
603,136	Kenvue, Inc.	12,110,971
		16,378,523
	Pharmaceuticals — 0.0%
26,447	Neumora Therapeutics, Inc. (a) (b)	373,167
	Professional Services — 0.3%
37,168	Parsons Corp. (a)	2,020,081
Shares	Description	Value

	Retail REITs — 0.6%
124,674	Phillips Edison & Co., Inc.	$4,181,566
	Semiconductors & Semiconductor Equipment — 7.0%
30,297	Allegro MicroSystems, Inc. (a)	967,686
23,629	Credo Technology Group Holding Ltd. (a)	360,342
174,075	GLOBALFOUNDRIES, Inc. (a) (b)	10,129,425
407,758	ON Semiconductor Corp. (a)	37,901,106
		49,358,559
	Software — 16.3%
109,546	AppLovin Corp., Class A (a)	4,377,458
34,598	Asana, Inc., Class A (a)	633,489
468,320	Aurora Innovation, Inc. (a)	1,100,552
307,137	Bentley Systems, Inc., Class B	15,405,992
46,712	Braze, Inc., Class A (a)	2,182,852
38,100	Clearwater Analytics Holdings, Inc., Class A (a)	736,854
47,629	Confluent, Inc., Class A (a)	1,410,295
28,207	Crowdstrike Holdings, Inc., Class A (a)	4,721,288
92,465	Freshworks, Inc., Class A (a)	1,841,903
170,541	Gitlab, Inc., Class A (a)	7,711,864
90,713	Informatica, Inc., Class A (a)	1,911,323
22,677	Instructure Holdings, Inc. (a)	575,996
76,332	Intapp, Inc. (a)	2,558,648
67,759	Klaviyo, Inc., Class A (a)	2,337,685
338,881	Palantir Technologies, Inc., Class A (a)	5,422,096
179,389	Procore Technologies, Inc. (a)	11,717,689
1,684,937	Samsara, Inc., Class A (a)	42,477,262
42,596	Sprinklr, Inc., Class A (a)	589,529
120,779	Unity Software, Inc. (a)	3,791,253
167,658	Vertex, Inc., Class A (a)	3,872,900
		115,376,928
	Technology Hardware, Storage & Peripherals — 0.1%
63,813	IonQ, Inc. (a) (b)	949,537
	Trading Companies & Distributors — 0.7%
178,133	Core & Main, Inc., Class A (a)	5,139,137
	Total Common Stocks	709,862,682
	(Cost $661,090,763)

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$8,249,849	Bank of America Corp., 5.29% (c), dated 09/29/23, due 10/02/23, with a maturity value of $8,254,698. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.00%, due 11/15/40 to 02/15/53. The value of the collateral including accrued interest is $8,414,848. (d)	$8,249,849
7,926,325	JPMorgan Chase & Co., 5.30% (c), dated 09/29/23, due 10/02/23, with a maturity value of $7,930,993. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 4.38%, due 05/15/24 to 08/15/28. The value of the collateral including accrued interest is $8,084,852. (d)	7,926,325
	Total Repurchase Agreements	16,176,174
	(Cost $16,176,174)

	Total Investments — 102.3%	726,038,856
	(Cost $677,266,937)
	Net Other Assets and Liabilities — (2.3)%	(16,355,851)
	Net Assets — 100.0%	$709,683,005

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $15,804,336 and the total value of the collateral held by the Fund is $16,176,174.

(c)	Rate shown reflects yield as of September 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 709,862,682	$ 709,862,682	$ —	$ —
Repurchase Agreements	16,176,174	—	16,176,174	—
Total Investments	$726,038,856	$709,862,682	$16,176,174	$—

*	See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 82.1%
1,469,998	ACADIA Pharmaceuticals, Inc. (a)	$30,634,758
1,645,200	Agios Pharmaceuticals, Inc. (a)	40,718,700
1,418,416	Alkermes PLC (a)	39,729,832
226,299	Alnylam Pharmaceuticals, Inc. (a)	40,077,553
192,811	Amgen, Inc.	51,819,884
82,555	Argenx SE, ADR (a)	40,586,515
163,605	Biogen, Inc. (a)	42,048,121
516,140	BioMarin Pharmaceutical, Inc. (a)	45,668,067
416,944	BioNTech SE, ADR (a)	45,296,796
476,438	Exact Sciences Corp. (a)	32,502,600
2,299,435	Exelixis, Inc. (a)	50,242,655
1,088,625	Genmab A/S, ADR (a) (b)	38,395,804
561,458	Gilead Sciences, Inc.	42,075,663
4,357,641	Grifols S.A., ADR (a)	39,828,839
705,783	Incyte Corp. (a)	40,773,084
1,113,796	Ionis Pharmaceuticals, Inc. (a)	50,521,787
358,110	Moderna, Inc. (a)	36,989,182
458,303	Neurocrine Biosciences, Inc. (a)	51,559,087
61,632	Regeneron Pharmaceuticals, Inc. (a)	50,720,671
427,657	Sarepta Therapeutics, Inc. (a)	51,840,582
232,603	Seagen, Inc. (a)	49,346,726
1,048,054	Ultragenyx Pharmaceutical, Inc. (a)	37,363,125
182,389	United Therapeutics Corp. (a)	41,196,203
124,914	Vertex Pharmaceuticals, Inc. (a)	43,437,594
		1,033,373,828
	Life Sciences Tools & Services — 17.9%
506,327	Bio-Techne Corp.	34,465,679
219,383	Charles River Laboratories International, Inc. (a)	42,994,680
237,681	Illumina, Inc. (a)	32,628,848
198,353	IQVIA Holdings, Inc. (a)	39,025,953
33,247	Mettler-Toledo International, Inc. (a)	36,840,003
970,961	QIAGEN N.V. (a)	39,323,921
		225,279,084
	Total Common Stocks	1,258,652,912
	(Cost $1,211,853,824)
MONEY MARKET FUNDS — 0.3%
3,932,658	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (c) (d)	3,932,658
	(Cost $3,932,658)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$11,572,798	BNP Paribas S.A., 5.20% (c), dated 09/29/23, due 10/02/23, with a maturity value of $11,577,813. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $11,803,007. (d)	$11,572,798
	(Cost $11,572,798)

	Total Investments — 101.2%	1,274,158,368
	(Cost $1,227,359,280)
	Net Other Assets and Liabilities — (1.2)%	(15,485,985)
	Net Assets — 100.0%	$1,258,672,383

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $15,095,560 and the total value of the collateral held by the Fund is $15,505,456.

(c)	Rate shown reflects yield as of September 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,258,652,912	$ 1,258,652,912	$ —	$ —
Money Market Funds	3,932,658	3,932,658	—	—
Repurchase Agreements	11,572,798	—	11,572,798	—
Total Investments	$1,274,158,368	$1,262,585,570	$11,572,798	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 12.8%
4,047,171	Amazon.com, Inc. (a)	$514,476,378
2,866,715	eBay, Inc.	126,393,464
1,140,164	Etsy, Inc. (a)	73,631,791
		714,501,633
	Communications Equipment — 11.3%
875,647	Arista Networks, Inc. (a)	161,057,753
1,554,211	Ciena Corp. (a)	73,452,012
5,344,750	Cisco Systems, Inc.	287,333,760
9,033,581	CommScope Holding Co., Inc. (a)	30,352,832
2,898,717	Juniper Networks, Inc.	80,555,345
		632,751,702
	Entertainment — 4.3%
636,964	Netflix, Inc. (a)	240,517,606
	Financial Services — 3.3%
3,183,540	PayPal Holdings, Inc. (a)	186,109,748
	Health Care Technology — 3.2%
2,492,788	Teladoc Health, Inc. (a)	46,340,929
655,407	Veeva Systems, Inc., Class A (a)	133,342,554
		179,683,483
	Hotels, Restaurants & Leisure — 5.5%
1,331,090	Airbnb, Inc., Class A (a)	182,638,859
1,568,727	DoorDash, Inc., Class A (a)	124,666,735
		307,305,594
	Interactive Media & Services — 24.0%
2,378,635	Alphabet, Inc., Class A (a)	311,268,176
2,023,373	Alphabet, Inc., Class C (a)	266,781,730
2,131,088	Match Group, Inc. (a)	83,485,372
1,449,127	Meta Platforms, Inc., Class A (a)	435,042,417
3,886,399	Pinterest, Inc., Class A (a)	105,049,365
8,951,976	Snap, Inc., Class A (a)	79,762,106
3,746,620	ZoomInfo Technologies, Inc. (a)	61,444,568
		1,342,833,734
	IT Services — 11.0%
1,026,143	Akamai Technologies, Inc. (a)	109,325,275
1,794,537	Cloudflare, Inc., Class A (a)	113,127,612
2,130,321	Fastly, Inc., Class A (a)	40,838,254
1,219,770	GoDaddy, Inc., Class A (a)	90,848,470
1,139,801	Okta, Inc. (a)	92,905,180
1,116,060	Snowflake, Inc., Class A (a)	170,500,486
		617,545,277
	Real Estate Management & Development — 2.0%
12,000,402	Opendoor Technologies, Inc. (a)	31,681,061
Shares	Description	Value

	Real Estate Management & Development (Continued)
438,038	Zillow Group, Inc., Class A (a)	$19,619,722
1,313,129	Zillow Group, Inc., Class C (a)	60,614,035
		111,914,818
	Software — 21.6%
695,825	Atlassian Corp., Class A (a)	140,215,696
2,194,438	Box, Inc., Class A (a)	53,127,344
2,240,658	Confluent, Inc., Class A (a)	66,345,883
1,424,929	Datadog, Inc., Class A (a)	129,796,783
1,700,484	DocuSign, Inc. (a)	71,420,328
2,717,302	Dropbox, Inc., Class A (a)	73,992,133
2,280,228	Nutanix, Inc., Class A (a)	79,534,353
1,332,586	Salesforce, Inc. (a)	270,221,789
1,643,014	Smartsheet, Inc., Class A (a)	66,476,346
706,258	Workday, Inc., Class A (a)	151,739,531
1,545,857	Zoom Video Communications, Inc., Class A (a)	108,117,239
		1,210,987,425
	Specialty Retail — 1.0%
1,258,123	Carvana Co. (a) (b)	52,816,004
	Total Common Stocks	5,596,967,024
	(Cost $6,763,644,012)
MONEY MARKET FUNDS — 0.1%
3,510,305	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (c) (d)	3,510,305
3,630,752	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (c)	3,630,752
	Total Money Market Funds	7,141,057
	(Cost $7,141,057)

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$10,329,920	BNP Paribas S.A., 5.20% (c), dated 09/29/23, due 10/02/23, with a maturity value of $10,334,397. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $10,535,406. (d)	$10,329,920
	(Cost $10,329,920)

	Total Investments — 100.3%	5,614,438,001
	(Cost $6,781,114,989)
	Net Other Assets and Liabilities — (0.3)%	(18,123,655)
	Net Assets — 100.0%	$5,596,314,346

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $13,756,846 and the total value of the collateral held by the Fund is $13,840,225.

(c)	Rate shown reflects yield as of September 30, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,596,967,024	$ 5,596,967,024	$ —	$ —
Money Market Funds	7,141,057	7,141,057	—	—
Repurchase Agreements	10,329,920	—	10,329,920	—
Total Investments	$5,614,438,001	$5,604,108,081	$10,329,920	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 6.0%
808,684	General Dynamics Corp.	$178,694,904
383,163	Lockheed Martin Corp.	156,698,340
384,293	Northrop Grumman Corp.	169,161,936
		504,555,180
	Beverages — 5.6%
2,790,622	Coca-Cola (The) Co.	156,219,019
2,999,083	Monster Beverage Corp. (a)	158,801,445
916,320	PepsiCo, Inc.	155,261,261
		470,281,725
	Biotechnology — 6.1%
1,212,239	AbbVie, Inc.	180,696,345
2,160,797	Gilead Sciences, Inc.	161,930,127
480,735	Vertex Pharmaceuticals, Inc. (a)	167,170,789
		509,797,261
	Capital Markets — 1.8%
487,021	Moody’s Corp.	153,981,430
	Chemicals — 1.9%
575,563	Air Products and Chemicals, Inc.	163,114,554
	Commercial Services & Supplies — 2.0%
3,823,718	Copart, Inc. (a)	164,764,009
	Communications Equipment — 2.1%
3,310,786	Cisco Systems, Inc.	177,987,855
	Consumer Staples Distribution & Retail — 4.2%
312,349	Costco Wholesale Corp.	176,464,691
1,100,253	Walmart, Inc.	175,963,462
		352,428,153
	Electronic Equipment, Instruments & Components — 2.1%
2,083,794	Amphenol Corp., Class A	175,017,858
	Financial Services — 4.1%
438,364	Mastercard, Inc., Class A	173,552,691
728,303	Visa, Inc., Class A	167,516,973
		341,069,664
	Food Products — 1.9%
2,121,336	Archer-Daniels-Midland Co.	159,991,161
	Ground Transportation — 3.9%
5,368,041	CSX Corp.	165,067,261
803,795	Union Pacific Corp.	163,676,776
		328,744,037
Shares	Description	Value

	Health Care Equipment & Supplies — 3.7%
1,524,598	Abbott Laboratories	$147,657,317
589,486	Stryker Corp.	161,088,839
		308,746,156
	Health Care Providers & Services — 4.0%
904,758	Cencora, Inc.	162,829,297
344,002	UnitedHealth Group, Inc.	173,442,369
		336,271,666
	Household Durables — 4.1%
1,644,303	Garmin Ltd.	172,980,675
27,906	NVR, Inc. (a)	166,411,850
		339,392,525
	Household Products — 3.9%
2,257,378	Colgate-Palmolive Co.	160,522,150
1,139,391	Procter & Gamble (The) Co.	166,191,571
		326,713,721
	Industrial Conglomerates — 3.9%
1,579,320	General Electric Co.	174,593,826
835,313	Honeywell International, Inc.	154,315,724
		328,909,550
	Insurance — 10.5%
2,406,390	Aflac, Inc.	184,690,433
2,117,988	Arch Capital Group Ltd. (a)	168,824,823
2,447,283	Brown & Brown, Inc.	170,918,245
910,235	Marsh & McLennan Cos., Inc.	173,217,721
2,830,058	W.R. Berkley Corp.	179,680,382
		877,331,604
	IT Services — 2.0%
553,516	Accenture PLC, Class A	169,990,299
	Machinery — 3.9%
681,800	Illinois Tool Works, Inc.	157,025,358
1,982,107	PACCAR, Inc.	168,518,737
		325,544,095
	Oil, Gas & Consumable Fuels — 2.2%
1,098,034	Chevron Corp.	185,150,493
	Pharmaceuticals — 10.0%
2,693,982	Bristol-Myers Squibb Co.	156,358,715
377,121	Eli Lilly & Co.	202,563,003
1,023,834	Johnson & Johnson	159,462,145
1,578,466	Merck & Co., Inc.	162,503,075
4,659,004	Pfizer, Inc.	154,539,163
		835,426,101
	Professional Services — 4.0%
733,083	Automatic Data Processing, Inc.	176,365,108
1,411,934	Paychex, Inc.	162,838,348
		339,203,456

First Trust Capital Strength ETF (FTCS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 4.1%
543,722	Home Depot (The), Inc.	$164,291,039
2,036,069	TJX (The) Cos., Inc.	180,965,813
		345,256,852
	Technology Hardware, Storage & Peripherals — 1.9%
907,816	Apple, Inc.	155,427,177

	Total Investments — 99.9%	8,375,096,582
	(Cost $8,157,434,783)
	Net Other Assets and Liabilities — 0.1%	8,924,973
	Net Assets — 100.0%	$8,384,021,555

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,375,096,582	$ 8,375,096,582	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.1%
303,655	General Dynamics Corp.	$67,098,645
382,416	L3Harris Technologies, Inc.	66,586,274
161,300	Lockheed Martin Corp.	65,965,248
156,500	Northrop Grumman Corp.	68,889,735
924,375	RTX Corp.	66,527,269
		335,067,171
	Air Freight & Logistics — 1.2%
778,142	C.H. Robinson Worldwide, Inc.	67,021,370
431,604	United Parcel Service, Inc., Class B	67,274,116
		134,295,486
	Automobiles — 0.6%
360,322	Toyota Motor Corp., ADR	64,767,880
	Banks — 3.0%
774,793	Bank of Montreal	65,369,285
1,658,398	Canadian Imperial Bank of Commerce	64,030,747
454,771	JPMorgan Chase & Co.	65,950,891
744,232	Royal Bank of Canada	65,075,646
1,087,717	Toronto-Dominion (The) Bank	65,545,826
		325,972,395
	Beverages — 2.4%
1,168,437	Coca-Cola (The) Co.	65,409,103
435,585	Diageo PLC, ADR	64,980,570
2,050,532	Keurig Dr Pepper, Inc.	64,735,295
382,044	PepsiCo, Inc.	64,733,536
		259,858,504
	Biotechnology — 1.8%
430,653	AbbVie, Inc.	64,193,136
249,574	Amgen, Inc.	67,075,508
890,037	Gilead Sciences, Inc.	66,699,373
		197,968,017
	Building Products — 1.2%
1,033,058	A.O. Smith Corp.	68,316,126
1,208,950	Johnson Controls International PLC	64,328,229
		132,644,355
	Capital Markets — 2.5%
331,601	CME Group, Inc.	66,393,152
202,536	Goldman Sachs Group (The), Inc.	65,534,573
1,369,273	Nasdaq, Inc.	66,532,975
628,611	T. Rowe Price Group, Inc.	65,922,436
		264,383,136
	Chemicals — 3.7%
229,966	Air Products and Chemicals, Inc.	65,172,364
977,277	International Flavors & Fragrances, Inc.	66,620,973
Shares	Description	Value

	Chemicals (Continued)
145,025	NewMarket Corp.	$65,992,176
504,366	PPG Industries, Inc.	65,466,707
1,102,122	Sensient Technologies Corp.	64,452,095
887,186	Stepan Co.	66,512,334
		394,216,649
	Commercial Services & Supplies — 1.2%
1,184,655	Brady Corp., Class A	65,061,253
423,785	Waste Management, Inc.	64,601,785
		129,663,038
	Communications Equipment — 1.2%
1,245,344	Cisco Systems, Inc.	66,949,694
2,387,136	Juniper Networks, Inc.	66,338,509
		133,288,203
	Consumer Finance — 0.6%
434,651	American Express Co.	64,845,583
	Consumer Staples Distribution & Retail — 0.6%
1,457,031	Kroger (The) Co.	65,202,137
	Containers & Packaging — 2.5%
359,914	Avery Dennison Corp.	65,745,490
441,503	Packaging Corp. of America	67,792,786
1,536,360	Silgan Holdings, Inc.	66,232,480
1,225,415	Sonoco Products Co.	66,601,305
		266,372,061
	Diversified Telecommunication Services — 0.6%
3,945,568	TELUS Corp.	64,470,581
	Electric Utilities — 11.7%
1,196,574	ALLETE, Inc.	63,179,107
1,304,627	Alliant Energy Corp.	63,209,178
846,477	American Electric Power Co., Inc.	63,672,000
2,019,440	Avangrid, Inc.	60,926,505
713,759	Duke Energy Corp.	62,996,369
692,606	Entergy Corp.	64,066,055
1,249,782	Evergy, Inc.	63,363,947
1,077,513	Eversource Energy	62,657,381
1,652,637	Exelon Corp.	62,453,152
1,661,705	Fortis, Inc.	63,128,173
682,463	IDACORP, Inc.	63,912,660
906,385	MGE Energy, Inc.	62,096,436
987,126	NextEra Energy, Inc.	56,552,449
1,898,011	OGE Energy Corp.	63,260,707
874,259	Otter Tail Corp.	66,373,743
860,370	Pinnacle West Capital Corp.	63,392,062
1,487,628	PNM Resources, Inc.	66,363,085
1,544,550	Portland General Electric Co.	62,523,384

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
961,189	Southern (The) Co.	$62,208,152
1,119,534	Xcel Energy, Inc.	64,059,736
		1,260,394,281
	Electrical Equipment — 0.6%
678,910	Emerson Electric Co.	65,562,339
	Electronic Equipment, Instruments & Components — 0.6%
541,340	TE Connectivity Ltd.	66,871,730
	Food Products — 7.9%
861,594	Archer-Daniels-Midland Co.	64,981,420
2,354,229	Conagra Brands, Inc.	64,552,959
2,933,968	Flowers Foods, Inc.	65,075,410
1,028,113	General Mills, Inc.	65,788,951
323,355	Hershey (The) Co.	64,696,868
1,710,790	Hormel Foods Corp.	65,061,344
676,362	Ingredion, Inc.	66,554,021
404,700	J & J Snack Foods Corp.	66,229,155
526,495	J.M. Smucker (The) Co.	64,711,501
1,119,534	Kellogg Co.	66,623,468
402,035	Lancaster Colony Corp.	66,347,836
881,430	McCormick & Co., Inc.	66,671,365
955,397	Mondelez International, Inc., Class A	66,304,552
		853,598,850
	Gas Utilities — 2.9%
602,833	Atmos Energy Corp.	63,858,099
619,605	Chesapeake Utilities Corp.	60,566,389
1,571,890	New Jersey Resources Corp.	63,865,891
911,593	ONE Gas, Inc.	62,243,570
1,137,705	Spire, Inc.	64,371,349
		314,905,298
	Ground Transportation — 1.8%
597,260	Canadian National Railway Co.	64,701,176
328,279	Norfolk Southern Corp.	64,647,984
319,464	Union Pacific Corp.	65,052,454
		194,401,614
	Health Care Equipment & Supplies — 1.8%
683,305	Abbott Laboratories	66,178,090
1,776,030	Baxter International, Inc.	67,027,372
832,831	Medtronic PLC	65,260,637
		198,466,099
	Health Care Providers & Services — 1.2%
917,752	CVS Health Corp.	64,077,445
535,806	Quest Diagnostics, Inc.	65,293,319
		129,370,764
Shares	Description	Value

	Hotels, Restaurants & Leisure — 1.8%
246,872	McDonald’s Corp.	$65,035,960
718,155	Starbucks Corp.	65,546,007
532,943	Yum! Brands, Inc.	66,585,898
		197,167,865
	Household Durables — 0.6%
631,887	Garmin Ltd.	66,474,512
	Household Products — 3.7%
504,330	Clorox (The) Co.	66,097,490
922,195	Colgate-Palmolive Co.	65,577,286
539,364	Kimberly-Clark Corp.	65,182,139
442,061	Procter & Gamble (The) Co.	64,479,018
2,564,539	Reynolds Consumer Products, Inc.	65,729,135
331,487	WD-40 Co.	67,371,418
		394,436,486
	Industrial Conglomerates — 1.2%
702,614	3M Co.	65,778,723
347,137	Honeywell International, Inc.	64,130,089
		129,908,812
	Insurance — 5.5%
867,319	Aflac, Inc.	66,566,733
577,935	Allstate (The) Corp.	64,387,738
450,984	Assurant, Inc.	64,752,283
313,822	Chubb Ltd.	65,331,464
225,249	Erie Indemnity Co., Class A	66,175,904
588,817	Hanover Insurance Group (The), Inc.	65,346,911
1,340,876	Sun Life Financial, Inc.	65,434,749
396,811	Travelers (The) Cos., Inc.	64,803,204
311,363	Willis Towers Watson PLC	65,062,412
		587,861,398
	IT Services — 1.8%
771,379	Amdocs Ltd.	65,173,812
955,123	Cognizant Technology Solutions Corp., Class A	64,700,032
3,782,008	Infosys Ltd., ADR	64,710,157
		194,584,001
	Machinery — 3.7%
242,831	Caterpillar, Inc.	66,292,863
287,679	Cummins, Inc.	65,723,144
1,106,700	Donaldson Co., Inc.	66,003,588
284,051	Illinois Tool Works, Inc.	65,419,786
259,866	Snap-on, Inc.	66,281,422
819,000	Toro (The) Co.	68,058,900
		397,779,703
	Media — 0.6%
1,484,315	Comcast Corp., Class A	65,814,527

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities — 5.9%
837,223	Ameren Corp.	$62,649,397
1,985,726	Avista Corp.	64,277,951
1,238,627	Black Hills Corp.	62,662,140
1,190,586	CMS Energy Corp.	63,232,022
738,125	Consolidated Edison, Inc.	63,131,831
630,336	DTE Energy Co.	62,579,758
1,321,976	Northwestern Energy Group, Inc.	63,534,167
1,104,678	Public Service Enterprise Group, Inc.	62,867,225
929,408	Sempra	63,227,626
786,041	WEC Energy Group, Inc.	63,315,603
		631,477,720
	Personal Care Products — 0.6%
1,338,717	Unilever PLC, ADR	66,132,620
	Pharmaceuticals — 4.3%
966,081	AstraZeneca PLC, ADR	65,423,005
1,125,780	Bristol-Myers Squibb Co.	65,340,271
415,581	Johnson & Johnson	64,726,741
629,262	Merck & Co., Inc.	64,782,523
654,175	Novartis AG, ADR	66,634,265
2,019,440	Pfizer, Inc.	66,984,825
1,225,415	Sanofi, ADR	65,731,261
		459,622,891
	Professional Services — 4.3%
277,485	Automatic Data Processing, Inc.	66,757,341
616,165	Booz Allen Hamilton Holding Corp.	67,328,350
359,837	Broadridge Financial Solutions, Inc.	64,428,815
1,299,284	CSG Systems International, Inc.	66,419,398
582,431	Paychex, Inc.	67,171,767
901,848	Robert Half, Inc.	66,087,422
529,167	Thomson Reuters Corp.	64,727,707
		462,920,800
	Semiconductors & Semiconductor Equipment — 1.9%
379,642	Analog Devices, Inc.	66,471,518
772,277	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,110,871
413,928	Texas Instruments, Inc.	65,818,691
		199,401,080
	Software — 1.2%
1,871,350	Open Text Corp.	65,684,385
504,742	SAP SE, ADR	65,273,235
		130,957,620
Shares	Description	Value

	Specialized REITs — 1.9%
401,885	American Tower Corp.	$66,089,988
721,493	Crown Castle, Inc.	66,399,001
252,535	Public Storage	66,548,023
		199,037,012
	Specialty Retail — 1.8%
217,298	Home Depot (The), Inc.	65,658,763
313,419	Lowe’s Cos., Inc.	65,141,005
322,756	Tractor Supply Co.	65,535,606
		196,335,374
	Tobacco — 0.6%
1,582,354	Altria Group, Inc.	66,537,986
	Trading Companies & Distributors — 1.9%
1,215,568	Fastenal Co.	66,418,636
697,396	MSC Industrial Direct Co., Inc., Class A	68,449,417
184,995	Watsco, Inc.	69,876,311
		204,744,364
	Water Utilities — 1.2%
824,782	American States Water Co.	64,893,848
979,428	Middlesex Water Co.	64,887,105
		129,780,953
	Wireless Telecommunication Services — 0.6%
1,655,923	Rogers Communications, Inc., Class B	63,570,884

	Total Investments — 99.8%	10,761,132,779
	(Cost $10,605,394,247)
	Net Other Assets and Liabilities — 0.2%	22,280,115
	Net Assets — 100.0%	$10,783,412,894

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,761,132,779	$ 10,761,132,779	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Exchange-Traded Fund
Additional Information (Continued)
September 30, 2023 (Unaudited)
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.